46708 10/98
PROSPECTUS SUPPLEMENT
dated October 5, 1998 to:
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PUTNAM GLOBAL GROWTH FUND (THE "FUND")
Prospectuses dated February 28, 1998

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc. ("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                       Business experience
                          Year         (at least 5 years)
                          -------      ------------------------

Robert J. Swift           1996         Employed as an investment
Managing Director                      professional by Putnam
                                       Management since 1995.
                                       Prior to August 1995,
                                       Mr. Swift was Director
                                       and Senior Portfolio
                                       Manager at IAI
                                       International/Hill Samuel
                                       Investment Advisors.


Michael K. Arends     1997             Employed as an investment
Senior Vice President                  professional by Putnam
                                       Management since 1997.  Prior
                                       to November 1997, Mr. Arends
                                       was employed by Phoenix Duff &
                                       Phelps as Managing Director,
                                       Equities.  Prior to August,
                                       1994, Mr. Arends was
                                       employed as a Portfolio
                                       Manager with Kemper Financial
                                       Services.

Kelly A. Morgan           1997         Employed as an investment
Senior Vice President                  professional by Putnam
                                       Management since 1996.
                                       Prior to December 1996, Ms.
                                       Morgan was Senior Vice
                                       President of Alliance
                                       Capital Management L.P.

Lisa Svensson             1998         Employed as an investment
Senior Vice President                  professional by Putnam
                                       Management since 1994.  Prior
                                       to July 1994, Ms. Svensson
                                       attended Alfred P. Sloan
                                       School of Management,
                                       Massachusetts Institute of
                                       Technology.

Manuel Weiss              1996         Employed as an investment
Senior Vice President                  professional by Putnam
                                       Management since 1987.

Olivier M. Rudigoz        1998         Employed as an investment
Vice President                         professional by Putnam
                                       Management since 1998.  Prior
                                       to April 1998, Mr. Rudigoz
                                       was a Portfolio Manager at
                                       Paribas Asset Management.